Schedule of Loss on Disposal on Tomorrow Oriental (Detail) (Tomorrow Oriental [Member], USD $) In Thousands, unless otherwise specified	1 Months Ended
May 31, 2011
Tomorrow Oriental [Member]
Discontinued Operations [Line Items]
Cash consideration	$ 1,127
Assets	1,969
Liabilities	(482)
Disposal loss	$ (360)